December 31, 2016

- Pacific Select
  Separate Account of
  Pacific Life Insurance Company

Annual Report

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

The 2016 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund

High Yield Bond	High Yield Bond Class I *	47,664	$298,159	$355,938

Inflation Managed	Inflation Managed Class I *	66,687	738,561	678,628

Managed Bond	Managed Bond Class I *	80,043	908,325	976,705

Equity Index	Equity Index Class I *	30,084	844,991	1,557,479

Growth	Growth Class I *	13,973	192,842	299,925

Main Street® Core	Main Street Core Class I *	8,668	190,825	286,494

Small-Cap Index	Small-Cap Index Class I *	47,729	481,055	981,243

Emerging Markets	Emerging Markets Class I *	28,695	433,574	396,982

International Value	International Value Class I *	47,945	570,302	507,723

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	95,943	95,943	95,943

*	The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	High Yield	Inflation	Managed	Developing	Equity
	Bond	Managed	Bond	Growth (1)	Index	Growth

ASSETS
Investments in mutual funds, at value	$355,938	$678,628	$976,705	$-	$1,557,479	$299,925

Total Assets	355,938	678,628	976,705	-	1,557,479	299,925

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	224	176	482	-	987	177

Mortality and expense risk fees	203	387	556	-	897	174

Total Liabilities	427	563	1,038	-	1,884	351

NET ASSETS	$355,511	$678,065	$975,667	$-	$1,555,595	$299,574

Units Outstanding	6,027	13,635	17,139	-	19,358	4,349

Accumulation Unit Value	$58.99	$49.73	$56.93	See Note (1)	$80.36	$68.88

Cost of Investments	$298,159	$738,561	$908,325	$-	$844,991	$192,842

	Main Street Core	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class

ASSETS
Investments in mutual funds, at value	$286,494	$981,243	$396,982	$507,723	$95,943

Receivables:
Due from Pacific Life Insurance Company	-	-	-	198	-

Total Assets	286,494	981,243	396,982	507,921	95,943

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	289	672	24	-	4

Mortality and expense risk fees	167	565	227	291	55

Total Liabilities	456	1,237	251	291	59

NET ASSETS	$286,038	$980,006	$396,731	$507,630	$95,884

Units Outstanding	3,366	39,335	12,529	20,314	9,773

Accumulation Unit Value	$84.99	$24.91	$31.66	$24.99	$9.81

Cost of Investments	$190,825	$481,055	$433,574	$570,302	$95,943

(1)	All units were fully redeemed or transferred prior to December 31, 2016 (see Financial Highlights for date of full redemption).

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	High Yield	Inflation	Managed	Developing	Equity
	Bond	Managed	Bond	Growth (1)	Index	Growth

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	2,375	4,776	6,823	31	10,253	2,054

Net Investment Income (Loss)	(2,375)	(4,776)	(6,823)	(31)	(10,253)	(2,054)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,079	(3,388)	2,910	(549)	21,986	3,680

Capital gain distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	3,079	(3,388)	2,910	(549)	21,986	3,680

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	45,582	37,420	24,401	645	142,338	2,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,286	$29,256	$20,488	$65	$154,071	$4,069

	Main Street Core	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$112

EXPENSES
Mortality and expense risk fees	1,929	5,988	2,757	3,437	817

Net Investment Income (Loss)	(1,929)	(5,988)	(2,757)	(3,437)	(705)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	13,295	13,150	765	(30,185)	-

Capital gain distributions (2)	-	-	-	-	-

Realized Gain (Loss) on Investments	13,295	13,150	765	(30,185)	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	18,160	156,070	24,350	44,547	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,526	$163,232	$22,358	$10,925	($705)

(1)	All units were fully redeemed or transferred prior to December 31, 2016 (see Financial Highlights for date of full redemption).
(2)	See Note 3 in Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2015	2016	2015	2016	2015

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,375)	($2,984)	($4,776)	($4,574)	($6,823)	($6,648)

Realized gain (loss) on investments	3,079	10,155	(3,388)	(2,900)	2,910	3,388

Change in net unrealized appreciation (depreciation) on investments	45,582	(25,981)	37,420	(17,571)	24,401	1,301

Net Increase (Decrease) in Net Assets Resulting from Operations	46,286	(18,810)	29,256	(25,045)	20,488	(1,959)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2	-	-	-	5	-

Transfers between variable and fixed accounts, net	(17,054)	(44,457)	(581)	52,529	21,359	57,176

Policy maintenance charges	(4,048)	(4,876)	(4,722)	(4,652)	(7,846)	(7,549)

Policy benefits and terminations	(5,395)	(20,594)	(6,396)	(6,675)	-	(28,549)

Policy loans and loan repayments	467	8,395	(6,439)	(3,088)	(5,850)	13,664

Other	(132)	45	(128)	97	(56)	(18)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,160)	(61,487)	(18,266)	38,211	7,612	34,724

NET INCREASE (DECREASE) IN NET ASSETS	20,126	(80,297)	10,990	13,166	28,100	32,765

NET ASSETS
Beginning of Year	335,385	415,682	667,075	653,909	947,567	914,802

End of Year	$355,511	$335,385	$678,065	$667,075	$975,667	$947,567

	Developing Growth (1)		Equity Index		Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($31)	($82)	($10,253)	($10,462)	($2,054)	($2,173)

Realized gain (loss) on investments	(549)	4,257	21,986	48,658	3,680	894

Change in net unrealized appreciation (depreciation) on investments	645	(4,539)	142,338	(31,532)	2,443	20,831

Net Increase (Decrease) in Net Assets Resulting from Operations	65	(364)	154,071	6,664	4,069	19,552

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	-	-	5	-

Transfers between variable and fixed accounts, net	(32)	(24,886)	3,745	(15,647)	953	(9,824)

Policy maintenance charges	(13)	(79)	(6,412)	(7,559)	(1,473)	(1,550)

Policy benefits and terminations	(6,942)	-	(25,314)	(37,096)	(6,197)	(15,661)

Policy loans and loan repayments	(367)	(135)	(6,286)	7,316	4,289	6,302
Other	1	3	(201)	536	77	382

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,353)	(25,097)	(34,468)	(52,450)	(2,346)	(20,351)

NET INCREASE (DECREASE) IN NET ASSETS	(7,288)	(25,461)	119,603	(45,786)	1,723	(799)

NET ASSETS
Beginning of Year or Period	7,288	32,749	1,435,992	1,481,778	297,851	298,650

End of Year or Period	$-	$7,288	$1,555,595	$1,435,992	$299,574	$297,851

(1) All units were fully redeemed or transferred prior to December 31, 2016 (see Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2015	2016	2015	2016	2015

	Main Street Core		Small-Cap Index		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,929)	($1,608)	($5,988)	($6,423)	($2,757)	($3,158)

Realized gain (loss) on investments	13,295	11,901	13,150	13,373	765	1,255

Change in net unrealized appreciation (depreciation) on investments	18,160	(4,544)	156,070	(57,673)	24,350	(67,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	29,526	5,749	163,232	(50,723)	22,358	(69,475)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5	-	4	-	-	-

Transfers between variable and fixed accounts, net	3,179	27,190	(1,983)	11,491	(6,604)	(11,385)

Policy maintenance charges	(2,403)	(1,773)	(6,814)	(7,545)	(1,899)	(2,697)

Policy benefits and terminations	(14,083)	-	(15,854)	(22,194)	(3,636)	(9,961)

Policy loans and loan repayments	136	(840)	(1,786)	1,684	(2,980)	4,161

Other	(54)	(14)	(304)	511	(17)	66

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,220)	24,563	(26,737)	(16,053)	(15,136)	(19,816)

NET INCREASE (DECREASE) IN NET ASSETS	16,306	30,312	136,495	(66,776)	7,222	(89,291)

NET ASSETS
Beginning of Year	269,732	239,420	843,511	910,287	389,509	478,800

End of Year	$286,038	$269,732	$980,006	$843,511	$396,731	$389,509

	International Value		Fidelity VIP Government Money Market Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,437)	($4,025)	($705)	($918)

Realized gain (loss) on investments	(30,185)	(25,455)	-	-

Change in net unrealized appreciation (depreciation) on investments	44,547	10,550	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	10,925	(18,930)	(705)	(918)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5	-	-	-

Transfers between variable and fixed accounts, net	(5,563)	13,157	(62,958)	(55,343)

Policy maintenance charges	(2,478)	(3,300)	(1,488)	(1,406)

Policy benefits and terminations	(19,431)	(13,239)	-	(4,864)

Policy loans and loan repayments	421	3,587	(3,348)	3,631

Other	(22)	248	1	-

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,068)	453	(67,793)	(57,982)

NET INCREASE (DECREASE) IN NET ASSETS	(16,143)	(18,477)	(68,498)	(58,900)

NET ASSETS
Beginning of Year	523,773	542,250	164,382	223,282

End of Year	$507,630	$523,773	$95,884	$164,382

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
2016	$58.99	6,027	$355,511	0.00%	0.70%	14.56%
2015	51.49	6,514	335,385	0.00%	0.70%	(5.30%)
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33%)
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
Inflation Managed
2016	$49.73	13,635	$678,065	0.00%	0.70%	4.39%
2015	47.64	14,002	667,075	0.00%	0.70%	(3.74%)
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
Managed Bond
2016	$56.93	17,139	$975,667	0.00%	0.70%	2.16%
2015	55.72	17,005	947,567	0.00%	0.70%	(0.14%)
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
Developing Growth (4)
01/01/2016 - 09/07/2016	$16.69	-	$-	0.00%	0.70%	1.52%
2015	16.44	443	7,288	0.00%	0.70%	(8.99%)
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
Equity Index
2016	$80.36	19,358	$1,555,595	0.00%	0.70%	10.83%
2015	72.51	19,805	1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
Growth
2016	$68.88	4,349	$299,574	0.00%	0.70%	1.50%
2015	67.86	4,389	297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
Main Street Core
2016	$84.99	3,366	$286,038	0.00%	0.70%	11.05%
2015	76.53	3,524	269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
Small-Cap Index
2016	$24.91	39,335	$980,006	0.00%	0.70%	19.82%
2015	20.79	40,568	843,511	0.00%	0.70%	(5.59%)
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
Emerging Markets
2016	$31.66	12,529	$396,731	0.00%	0.70%	5.72%
2015	29.95	13,005	389,509	0.00%	0.70%	(14.65%)
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66%)
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
International Value
2016	$24.99	20,314	$507,630	0.00%	0.70%	2.26%
2015	24.44	21,434	523,773	0.00%	0.70%	(3.31%)
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17%)
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%

See Notes to Financial Statements	6	See explanation of references on page 7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Account For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Government Money Market Service Class
2016	$9.81	9,773	$95,884	0.10%	0.70%	(0.59%)
2015	9.87	16,655	164,382	0.01%	0.70%	(0.69%)
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year annualized.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	All units were fully redeemed or transferred prior to December 31, 2016. The AUV is as of the period ended as indicated. The investment income ratio and total returns were calculated for the period indicated and total return is not annualized for the period of less than one full year.

See Notes to Financial Statements	7

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth Variable Account and Portfolio were formerly named Small-Cap Growth Variable Account and Portfolio, respectively. The units in the Developing Growth Variable Account were fully redeemed or transferred prior to December 31, 2016.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. All of the fees described above are assessed directly to each

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year ended December 31, 2016.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
High Yield Bond	$1,226	$29,696	Main Street Core	$17,241	$32,333
Inflation Managed	3,822	26,835	Small-Cap Index	4,097	36,535
Managed Bond	29,421	28,601	Emerging Markets	-	17,881
Developing Growth (1)	-	7,389	International Value	2,202	32,727
Equity Index	3,745	48,202	Fidelity VIP Government Money Market Service Class
Growth	5,339	9,733		2,917	71,458

(1)	All units were fully redeemed or transferred prior to December 31, 2016.

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:
	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

High Yield Bond	7	(494)	(487)	712	(1,843)	(1,131)
Inflation Managed	32	(399)	(367)	1,090	(301)	789
Managed Bond	397	(263)	134	1,443	(832)	611
Developing Growth (1)	-	(443)	(443)	-	(1,370)	(1,370)
Equity Index	51	(498)	(447)	754	(1,474)	(720)
Growth	75	(115)	(40)	327	(634)	(307)
Main Street Core	129	(287)	(158)	750	(437)	313
Small-Cap Index	44	(1,277)	(1,233)	1,628	(2,393)	(765)
Emerging Markets	-	(476)	(476)	586	(1,226)	(640)
International Value	57	(1,177)	(1,120)	1,729	(1,749)	(20)
Fidelity VIP Government Money Market Service Class	308	(7,190)	(6,882)	6,586	(12,399)	(5,813)

(1) All units were fully redeemed or transferred prior to December 31, 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of High Yield Bond, Inflation Managed, Managed Bond, Developing Growth (formerly named Small-Cap Growth), Equity Index, Growth, Main Street® Core, Small-Cap Index, Emerging Markets, International Value, and Fidelity® VIP Government Money Market Service Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account of Pacific Life Insurance Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2016 for:

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21492-18